Employee benefits - Evolution of assets fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Overfunded pension plans | Fair value of assets
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	$ 4,737	$ 4,828
Interest income	416	406
Employer contributions	27	35
Participant contributions		2
Benefits paid	(433)	(296)
Return on plan assets (excluding interest income)	757	479
Translation adjustment	(200)	(717)
Fair value of plan assets as at end of the year	5,304	4,737
Underfunded pension plans
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	(656)
Fair value of plan assets as at end of the year	(695)	(656)
Underfunded pension plans | Fair value of assets
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	3,273	3,776
Interest income	123	127
Employer contributions	56	49
Benefits paid	(247)	(247)
Return on plan assets (excluding interest income)	382	(145)
Translation adjustment	139	(287)
Fair value of plan assets as at end of the year	3,726	3,273
Other benefits
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	(1,280)
Fair value of plan assets as at end of the year	(1,504)	(1,280)
Other benefits | Fair value of assets
Evolution of assets fair value
Employer contributions	62	60
Benefits paid	$ (62)	$ (60)